Restricted Net Assets or Parent Company's Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves
	As of December 31,
	2022	2021
PRC entities
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2022 and 2021*	$1,000	$1,000
Additional paid-in capital	609,601	609,601
Statutory reserves	370,683	370,683
Total restricted net assets	$981,284	$981,284

*	The share amounts are presented on a retroactive basis